Director
Securities Operations

NYSE Group

07054708

NYSE Group, Inc. | 20 Broad Street
New York, New York 10005
t 212.656.5026 | f 212.656.5893
pmadho@nyse.com

1-32316

May 17, 2007

CERT NYS

RECD S.E.C.
MAY 1 7 2007
1086

Ms. Velma T. Smith
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

Dear Ms. Smith:

The New York Stock Exchange certifies approval for listing and registration under the Exchange Act of 1933, B&G Foods, Inc., Class A Common Stock, par value $0.01 per share. The NYSE requests simultaneous acceleration of registration of the Securities Exchange Act of 1934, together with the 1933 Act. Adequate distribution assured. Form 8-A received on May 17, 2007. Tentative listing date – May 23, 2007.

PROCESSED
MAY 1 8 2007
B THOMSON
FINANCIAL

Sincerely,

[signature]

END